Supplemental Financial Information - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended			12 Months Ended
	Jul. 31, 2022	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2021
Property Plant And Equipment [Line Items]
Depreciation		$ 1,960	$ 888	$ 3,698	$ 3,309	$ 2,330
Inventory net realizable value Write Downs		5,500	0	6,748	0	0
Impairment charges	$ 0		0	0	0	$ 0
Accumulated depreciation		12,536		10,577	6,866
Right-of-use asset		8,979		9,079	$ 0		$ 4,600
Operating lease, payments		$ 460	$ 10	1,712
Kodiak Spaceport [Member]
Property Plant And Equipment [Line Items]
Construction costs				2,100
Financing obligation				800
Derecognized assets				2,100
Accumulated depreciation				400
Right-of-use asset				900
Operating lease, payments				$ 0